Options (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedule of Estimate Fair Value of Stock Options

The following table summarizes the assumptions used to estimate the fair value of the stock options granted during the quarter ended June 30, 2019.

2019
Expected dividend yield	0%
Weighted-average expected volatility	209-250%
Weighted-average risk-free interest rate	2.08-2.55%
Expected life of options	5-7 years

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock-based awards on the date of grant. The following table summarizes the assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2018 and 2017:

	2018	2017
Expected dividend yield	0%	0%
Weighted-average expected volatility	192-265%	200%
Weighted-average risk-free interest rate	2.08-2.73%	1.92%
Expected life of warrants	4-5 years	4.74 -7.50 years

Schedule of Stock Option Activity

The following table represents stock option activity for the six-month period ended June 30, 2019:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Options Outstanding as of December 31, 2018	1,732,846	$1.19	6.98	$-
Options Exercisable as of December 31, 2018	1,107,259	$0.96	5.91
Options granted	505,000	$0.43	9.86	-
Options forfeited	-	-	-	-
Options expired	-	-	-	-

Options Outstanding as of June 30, 2019	2,237,846	$0.73	7.27	$88,350
Options Exercisable as of June 30, 2019	1,239,384	$0.91	5.77	$8,809

The following table represents stock option activity for the two years ended December 31, 2018:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Options Outstanding as of December 31, 2016	1,044,500	$0.92	3.38	$-
Options Exercisable as of December 31, 2016	584,000	$1.05	3.02
Options granted	263,846	0.64	9.05	-
Options forfeited	(35,000)	1.02	8.25	-
Options expired	(75,000)	1.13	4.54	-

Options Outstanding as of December 31, 2017	1,197,846	$0.97	6.96	$-
Options Exercisable as of December 31, 2017	781,300	$1.02	6.30	$-
Options granted	560,400	0.50	9.26
Options forfeited	(25,400)	0.46	9.06
Options expired	-	-	-	-

Options Outstanding as of December 31, 2018	1,732,846	$1.19	6.98	$-
Options Exercisable as of December 31, 2018	1,107,259	$0.96	5.91	$-